As filed with the Securities and Exchange Commission on May 16, 2014

1933 Act Registration No. 002-84012

1940 Act Registration No. 811-03752

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 100	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 101	☒

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG Managers Special Equity Fund (formerly Managers Special Equity Fund), AMG Managers Bond Fund (formerly Managers Bond Fund) and AMG Managers Global Income Opportunity Fund (formerly Managers Global Income Opportunity Fund), each a series of AMG Funds III (formerly The Managers Funds).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds III (formerly The Managers Funds) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 16th day of May, 2014.

AMG FUNDS III

By:	/s/ Donald S. Rumery
Donald S. Rumery Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	May 16, 2014

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	May 16, 2014

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	May 16, 2014

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	May 16, 2014

/s/ Kurt Keilhacker* Kurt Keilhacker	Trustee	May 16, 2014

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	May 16, 2014

/s/ Richard F. Powers, III* Richard F. Powers, III	Trustee	May 16, 2014

/s/ Eric Rakowski* Eric Rakowski	Trustee	May 16, 2014

/s/ Victoria Sassine* Victoria Sassine	Trustee	May 16, 2014

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	May 16, 2014

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	May 16, 2014

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	May 16, 2014

*By:	/s/ Donald S. Rumery
Donald S. Rumery
Pursuant to Powers of Attorney incorporated herein by reference
Date: May 16, 2014

AMG FUNDS III

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase